VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.5%
Automobiles & Components : 8.4%
Ford Motor Co. 50,236 $ 612,377
Lucid Group, Inc. * † 318,344 1,340,228
Rivian Automotive, Inc. * † 59,686 1,400,234
Tesla, Inc. * 7,236 1,798,001
5,150,840
Banks : 2.8%
Bank of America Corp. 15,683 528,047
Citigroup, Inc. 7,925 407,662
JPMorgan Chase & Co. 2,455 417,596
NU Holdings Ltd. * 37,829 315,116
1,668,421
Capital Goods : 1.4%
Boeing Co. * 3,426 893,021
Underline
Consumer Discretionary Distribution &
Retail : 8.6%
Amazon.com, Inc. * 12,333 1,873,876
Carvana Co. * † 16,114 853,075
Chewy, Inc. * 17,572 415,226
GameStop Corp. * 104,942 1,839,633
The Home Depot, Inc. 858 297,340
5,279,150
Consumer Durables & Apparel : 0.6%
Lululemon Athletica, Inc. * 777 397,272
Underline
Consumer Services : 4.0%
Airbnb, Inc. * 2,904 395,351
Carnival Corp. * 30,549 566,378
DraftKings, Inc. * 25,877 912,164
Norwegian Cruise Line
Holdings Ltd. * 12,556 251,622
Starbucks Corp. 4,042 388,072
2,513,587
Consumer Staples Distribution & Retail : 4.2%
Costco Wholesale Corp. 675 445,554
Target Corp. 4,654 662,823
Walmart, Inc. 8,895 1,402,297
2,510,674
Energy : 2.6%
Chevron Corp. 1,740 259,538
Exxon Mobil Corp. 6,263 626,175
Occidental Petroleum Corp. 12,610 752,943
1,638,656
Equity Real Estate Investment Trusts (REITs) :
0.5%
Realty Income Corp. 5,781 331,945
Underline
Financial Services : 15.0%
Affirm Holdings, Inc. * 25,767 1,266,190
Block, Inc. * 7,872 608,899
Coinbase Global, Inc. * 11,790 2,050,517
PayPal Holdings, Inc. * 25,469 1,564,051
Robinhood Markets, Inc. * 150,469 1,916,975
SoFi Technologies, Inc. * † 191,593 1,906,350
9,312,982
Food, Beverage & Tobacco : 1.0%
Celsius Holdings, Inc. * 11,257 613,732
Underline
Number
of Shares Value
Media & Entertainment : 13.8%
Alphabet, Inc. * 11,095 $ 1,549,861
Meta Platforms, Inc. * 4,976 1,761,305
Netflix, Inc. * 1,429 695,752
Paramount Global 56,497 835,591
Roblox Corp. * 11,542 527,700
Roku, Inc. * 4,914 450,417
Snap, Inc. * 35,874 607,347
Walt Disney Co. 19,361 1,748,105
Warner Bros Discovery, Inc. * 24,914 283,521
8,459,599
Pharmaceuticals, Biotechnology & Life
Sciences : 5.8%
Agilent Technologies, Inc. 4,594 638,704
Eli Lilly & Co. 751 437,773
Johnson & Johnson 1,919 300,784
Moderna, Inc. * 7,501 745,974
Pfizer, Inc. 51,174 1,473,299
3,596,534
Semiconductors & Semiconductor
Equipment : 9.9%
Advanced Micro Devices, Inc. * 13,161 1,940,063
Broadcom, Inc. 646 721,098
Enphase Energy, Inc. * 3,614 477,554
Intel Corp. 15,554 781,589
Micron Technology, Inc. 3,783 322,841
NVIDIA Corp. 3,761 1,862,522
6,105,667
Software & Services : 13.9%
Adobe, Inc. * 702 418,813
Crowdstrike Holdings, Inc. * 1,765 450,640
Microsoft Corp. 4,969 1,868,543
MongoDB, Inc. * 781 319,312
Oracle Corp. 4,538 478,441
Palantir Technologies, Inc. * 99,879 1,714,922
Palo Alto Networks, Inc. * 1,391 410,178
Salesforce, Inc. * 1,524 401,025
Shopify, Inc. * 8,215 639,949
Snowflake, Inc. * 2,880 573,120
UiPath, Inc. * 11,364 282,282
Unity Software, Inc. * † 15,421 630,565
Zoom Video Communications,
Inc. * 5,023 361,204
8,548,994
Technology Hardware & Equipment : 4.2%
Apple, Inc. 9,175 1,766,462
Cisco Systems, Inc. 8,242 416,386
Super Micro Computer, Inc. * 1,368 388,868
2,571,716
Telecommunication Services : 1.0%
AT&T, Inc. 21,078 353,689
Verizon Communications, Inc. 6,935 261,450
615,139
Transportation : 1.8%
American Airlines Group, Inc. * 28,068 385,654
Uber Technologies, Inc. * 11,807 726,957
1,112,611
Total Common Stocks
(Cost: $54,792,380) 61,320,540

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MASTER LIMITED PARTNERSHIP: 0.4%
(Cost: $249,401)
Energy : 0.4%
Energy Transfer LP 19,123 $ 263,897
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $55,041,781) 61,584,437
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2%
(Cost: $1,367,167)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,367,167 $ 1,367,167
Total Investments: 102.1%
(Cost: $56,408,948) 62,951,604
Liabilities in excess of other assets: (2.1)% (1,316,052)
NET ASSETS: 100.0% $ 61,635,552
† Security fully or partially on loan. Total market value of securities on loan is $3,795,788.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Information Technology 28.0% $ 17,226,376
Consumer Discretionary 21.7 13,340,851
Financials 17.8 10,981,403
Communication Services 14.7 9,074,736
Health Care 5.8 3,596,535
Consumer Staples 5.1 3,124,405
Industrials 3.3 2,005,632
Energy 3.1 1,902,554
Real Estate 0.5 331,945
100.0% $ 61,584,437